Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Consolidated net income (loss) attributable to Nam Tai Property Inc. shareholders	$ (13,191)	$ (13,254)	$ 3,944
Weighted average number of shares, basic	38,330,742	37,826,398	36,807,275
Effect of dilutive securities — Stock options	0	0	685,163
Weighted average number of shares, diluted	38,330,742	37,826,398	37,492,438
Basic earnings per share	$ (0.34)	$ (0.35)	$ 0.11
Diluted earnings per share	$ (0.34)	$ (0.35)	$ 0.11